SIGNIFICANT ACCOUNTING POLICIES - Subsidiaries (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	98.81%	98.81%	98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investment banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Renting Colombia S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Operating leasing
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Transportempo S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Transportation
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S (before BIBA Inmobiliaria S.A.S.)
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	49.96%	49.96%	51.29%
P.A. Inmuebles CEM
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. Calle 92 FIC-11
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	32.47%
P.A. FIC Edificio Corfinsura
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. FIC-A5
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. FIC Inmuebles
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. FIC Clinica de Prado
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	38.49%
P. A. FIC A6
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. Central Point
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	37.47%
Fideicomiso Irrevocable de Garantia, Fuente de Pago y Administracion Inmobiliaria Polaris
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. Fideicomiso Twins Bay
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
Fideicomiso Lote Av San Martin
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
P.A. Fideicomiso Lote 30
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	49.96%
Valores Simesa S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	67.11%	67.11%	67.73%
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	66.77%	67.39%
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	66.77%
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	66.77%
Bancolombia Panama S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	99.17%	99.17%	99.16%
Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Financomer S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Financial services
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Leasing Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Leasing
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Valores Banistmo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Purchase and sale of securities
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversion S.A. (Before Suvalor Panama Fondos de Inversion S.A.)
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Holding
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Fondo Renta Fija Valor, S.A. (before Suvalor Renta Fija Internacional Largo Plazo S.A.)
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary			100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Suvalor Renta Variable Colombia, S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary	100.00%	100.00%
Banistmo Capital Markets Group Inc.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Purchase and sale of securities
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Steens Enterpresies S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Portfolio holder
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ordway Holdings S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Holding
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Banco Agricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Leasing
Proportion of ownership interest in subsidiary	97.37%	97.37%	97.37%
Credibac S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Credit card services
Proportion of ownership interest in subsidiary	97.36%	97.36%	97.36%
Valores Banagricola S.A. de C.V.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agricola S.A. IFBA
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Gestora de Fondos de Inversion Banagricola S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Administers investment funds
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Operating leasing
Proportion of ownership interest in subsidiary			100.00%
FiduPeru S.A. Sociedad Fiduciaria
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary			98.81%
Banco Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	99.59%	59.72%	59.72%
Seguros Agromercantil de Guatemala S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Insurance company
Proportion of ownership interest in subsidiary	79.90%	47.93%	47.93%
Financiera Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Financial services
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Agrovalores S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Arrendadora Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Operating Leasing
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Insurance company
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Asistencia y Ajustes S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Services
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Serproba S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Maintenance and remodeling services
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Servicios de Formalizacion S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Loans formalization
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Conserjeria, Mantenimiento y Mensajeria S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Maintenance services
Proportion of ownership interest in subsidiary	100.00%	60.00%	60.00%
Mercom Bank Ltd.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Barbados
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	99.59%	59.72%	59.72%
New Alma Enterprises Ltd.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Bahamas
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	99.59%	59.72%	59.72%
Bancolombia Puerto Rico Internacional Inc.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Puerto Rico
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bancolombia Cayman S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Cayman Islands
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bagricola Costa Rica S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country of incorporation of subsidiary	Costa Rica
The type of business of subsidiary	Outsourcing
Proportion of ownership interest in subsidiary	99.17%	99.17%	99.16%
Banistmo and Bancolombia Panama
SIGNIFICANT ACCOUNTING POLICIES
Net assets	$ 10,256,417	$ 9,487,725
Capital reserve	$ 1,232,033	$ 684,698